INCOME TAXES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2014
Pre-tax income [Abstract]
Domestic	$ 599.6	$ 758.6	$ 844.2
Foreign	132.5	68.1	71.4
Total pre-tax income	732.1	826.7	915.6
Current:
Federal	218.3	233.6	231.6
State	39.8	30.1	29.9
Foreign	69.4	22.7	22.5
Total current income taxes	327.5	286.4	284.0
Deferred Federal Income Tax Expense (Benefit)	(14.1)	29.1	55.2
Deferred:
Federal	3.9
State	(4.2)	3.7	6.1
Foreign	(15.1)	(5.1)	(5.1)
Total deferred income taxes	(33.4)	27.7	56.2
Total income tax provision	294.1	314.1	340.2
Tax benefit associated with option exercises from stock plans	$ 13.1	$ 5.9	$ 10.6
Federal statutory tax rate reconciliation [Abstract]
Statutory federal rate	35.00%	35.00%	35.00%
State and local income taxes, net of federal income tax effect	3.20%	2.70%	2.60%
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Percent	(1.80%)	0.00%	0.00%
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Restructuring Charges, Percent	2.70%	0.00%	0.00%
Other	1.10%	0.30%	(0.40%)
Effective rate	40.20%	38.00%	37.20%
Deferred tax assets:
Accounts receivable				$ 13.4	$ 12.9
Employee compensation and benefits				140.6	110.7
Self insurance reserves				36.9	27.6
Postretirement benefit obligation				7.5	10.2
Acquisition and restructuring reserves				24.5	20.1
Tax loss carryforwards				98.3	69.1
Other				4.3	2.4
Total deferred tax assets				325.5	253.0
Less: valuation allowance				(15.1)	(17.1)
Net deferred tax assets				310.4	235.9
Deferred tax liabilities:
Deferred earnings				(189.5)	(15.8)
Intangible assets				(979.2)	(496.3)
Property, plant and equipment				(211.9)	(93.5)
Zero-coupon subordinated notes				(87.4)	(92.8)
Currency translation adjustment				(47.3)	(48.7)
Total gross deferred tax liabilities				(1,204.9)	(511.2)
Deferred Tax Liabilities, Gross				1,515.3	747.1
Foreign tax loss carryovers				39.5
Foreign Tax Loss Carryover with Valuation Allowance	$ 27.4
Federal tax loss carryovers				245.0
Federal tax loss carryovers, expiration dates	Dec. 31, 2035
Capital loss carryover				6.8
Gross unrecognized income tax benefits	$ 16.7	$ 25.6	$ 36.4	24.2	16.7
Accrued interest and penalties related to unrecognized income tax benefits				12.7	8.2
Interest and penalties expense related to unrecognized income tax benefits	1.8	2.2	2.4
Interest and penalties benefit related to unrecognized income tax benefits	2.2	3.3	2.9
Reconciliation of unrecognized tax benefits [Roll Forward]
Balance as of January 1	16.7	25.6	36.4
Increase in reserve for tax positions taken in the current year	4.1	0.0	1.9
Increase in reserve as a result of acquisition	(8.5)	0.0	0.0
Decrease in reserve as a result of settlements reached with tax authorities	0.0	0.0	(4.4)
Decrease in reserve as a result of lapses in the statute of limitations	(5.1)	(8.9)	(8.3)
Balance as of December 31	$ 24.2	$ 16.7	$ 25.6
Unrecognized income tax benefits that would impact effective tax rate				24.2	$ 16.7
Undistributed Earnings of Foreign Subsidiaries				$ 662.0